Income Taxes (Details Textual)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Foreign Subsidiary [Member] USD ($)	Mar. 31, 2011 Foreign Subsidiary [Member] JPY (¥)	Mar. 31, 2010 Foreign Subsidiary [Member] JPY (¥)
Income Taxes (Textuals) [Abstract]
Undistributed earnings of foreign subsidiaries aggregate	$ 10,206,663,000	¥ 847,153,000,000	¥ 724,090,000,000			$ 6,276,876,000	¥ 520,980,000,000	¥ 431,834,000,000
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	61,349,000	5,092,000,000	3,847,000,000			8,157,000	677,000,000	601,000,000
Additional Income Taxes (Textuals) [Abstract]
Valuation allowances				31,420,000,000	22,435,000,000
Net changes in the total valuation allowance	149,289,000	12,391,000,000	17,661,000,000	8,985,000,000
National Corporate tax rate	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%
Japanese statutory income tax rate	40.80%	40.80%	40.80%	40.80%
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	224,337,000	18,620,000,000	14,077,000,000
Net operating loss carryforwards approximately	$ 1,139,722,000	¥ 94,597,000,000